Nature of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business

Note 1. Nature of the Business

Karuna Therapeutics, Inc. (the “Company”) was incorporated under the laws of the State of Delaware in July 2009 as Karuna Pharmaceuticals, Inc. and is headquartered in Boston, Massachusetts. In March 2019, the Company changed its name to Karuna Therapeutics, Inc. The Company is focused on the development of novel therapies to address disabling neuropsychiatric conditions characterized by significant unmet medical need.

Since the Company’s inception, it has focused substantially all of its efforts and financial resources on organizing and staffing the Company, acquiring and developing its technology, raising capital, building its intellectual property portfolio, undertaking preclinical studies and clinical trials and providing general and administrative support for these activities. The Company has not generated any product revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals, regulatory approval of products, uncertainty of market acceptance of products, competition from substitute products and larger companies, compliance with government regulations, protection of proprietary technology, dependence on third parties, product liability and the need to obtain adequate additional financing to fund the development of its product candidates.

Forward Stock Split

On June 14, 2019, the Company effected a one-for-1.2987 stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s redeemable convertible preferred stock (see Note 5). Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and adjustment of the redeemable convertible preferred stock conversion ratios.

Initial Public Offering

On June 27, 2019, the Company’s registration statement on Form S-1 relating to its initial public offering of its common stock (“IPO”) was declared effective by the Securities and Exchange Commission (“SEC”). In the IPO, which closed on July 2, 2019, the Company issued and sold 6,414,842 shares of common stock, including full exercise of the underwriters’ over-allotment option to purchase an additional 836,718 shares, at a public offering price of $16.00 per share. The aggregate net proceeds to the Company from the IPO, inclusive of proceeds from the over-allotment exercise, were approximately $93.0 million after deducting underwriting discounts and commissions of $7.2 million and offering expenses of $2.4 million. Upon closing of the IPO, all 12,962,045 shares of the Company’s redeemable convertible preferred stock then outstanding converted into an aggregate of 16,833,790 shares of common stock.

Liquidity

The Company’s financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company experienced negative operating cash flows of $24.1 million for the nine months ended September 30, 2019 and had an accumulated deficit of $67.7 million as of September 30, 2019. The Company expects to continue to generate operating losses for the foreseeable future.

The Company expects that its cash and cash equivalents and short-term investments of $161.6 million as of September 30, 2019 will be sufficient to fund its operating expenses and capital expenditure requirements through at least 12 months from the date of issuance of these financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to fund its operations.

If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Note 1. Nature of the Business

Karuna Therapeutics, Inc. (the “Company,”) was incorporated under the laws of the State of Delaware in July 2009 as Karuna Pharmaceuticals, Inc. and is headquartered in Boston, Massachusetts. In March 2019, the Company changed its name to Karuna Therapeutics, Inc. The Company is focused on the development of novel therapies to address disabling neuropsychiatric conditions characterized by significant unmet medical need.

Since the Company’s inception, it has focused substantially all of its efforts and financial resources on organizing and staffing the company, acquiring and developing its technology, raising capital, building its intellectual property portfolio, undertaking preclinical studies and clinical trials and providing general and administrative support for these activities. The Company has not generated any product revenue related to its primary business purpose to date and is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals, regulatory approval of products, uncertainty of market acceptance of products, competition from substitute products and larger companies, compliance with government regulations, protection of proprietary technology, dependence on third parties, product liability and the need to obtain adequate additional financing to fund the development of its product candidates.

Liquidity

The Company’s financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company experienced negative operating cash flows of $15.4 million for the year ended December 31, 2018 and had an accumulated deficit of $31.6 million as of December 31, 2018. The Company expects to continue to generate operating losses for the foreseeable future.

In March 2019, the Company issued 5,285,102 shares of Series B redeemable convertible preferred stock (the “Series B Preferred Stock”) (see Note 16). This included $75.0 million in gross proceeds (4,953,758 shares) and $5.0 million (331,344 shares) from the conversion of the debt outstanding at the time of the closing which had a principal value of $4.3 million. As of June 14, 2019, the issuance date of the financial statements for the year ended December 31, 2018, the Company expects that the proceeds from the sale of Series B Preferred Stock in March 2019, together with its cash, cash equivalents and short-term investments of $13.9 million as of December 31, 2018, will be sufficient to fund its operating expenses and capital expenditure requirements through at least 12 months from the date of issuance of these financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to fund its operations.

The Company is seeking to complete an initial public offering (“IPO”) of its common stock. Upon the closing of a qualified IPO (as defined in the Company’s Certificate of Incorporation, as amended and restated) on specified terms, all of the Company’s outstanding redeemable convertible preferred stock will automatically convert into shares of common stock (see Note 6). In the event the Company does not complete an IPO, the Company expects to seek additional funding through private equity financings, debt financings, or other capital sources, including collaborations with other companies, or other strategic transactions. The Company may not be able to obtain funding on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.

If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.